Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Material accounting policies
Schedule of estimated useful lives of the assets
● Buildings:	20-30 years
● Machinery:	5-15 years
● IT assets:	3-5 years
● Fixtures & Furniture:	10-21 years
● Vehicles:	2-4 years
● Leasehold Building Improvements:	10 years

Schedule of useful life of the intangible assets

● Software:	3 years;
● Perpetual licences for ERP & front end software:	10 years;
● Software with subscription license:	subscription term
● Patents and licenses:	10 years;
● Acquired customers and technology:	5-20 years;